Segment Information - EBITDA Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 11, 2015	Dec. 10, 2015
Segment Information
Adjusted EBITA									$ 211,779	$ 179,622	$ 151,985
Depreciation and accretion expense									84,608	74,314	66,857
Adjusted EBITDA									296,387	253,936	218,842
(Gain) loss on disposal of assets									(14,010)	3,224	2,790
Other expense (income)									3,780	(1,616)	(3,150)
Noncontrolling interests									(996)	(1,745)	(2,399)
Stock-based compensation expense									19,421	16,432	12,290
Acquisition and divestiture-related expenses									27,127	18,050	15,400
Other adjustments to cost of ATM operating revenues											8,670
Other adjustment to selling, general, and administrative expenses											505
EBITDA									261,065	219,591	184,736
Interest expense, net, including amortization of deferred financing costs and note discount, and redemption cost for early extinguishment of debt									30,814	33,812	23,086
Redemption costs for early extinguishment of debt										9,075
Income tax (benefit) expense									39,342	28,174	42,018
Depreciation and accretion expense									85,030	75,622	68,480
Amortization of intangible assets									38,799	35,768	27,336
Net income attributable to controlling interests and available to common stockholders	$ 14,841	$ 22,009	$ 14,997	$ 15,233	$ 5,522	$ 8,064	$ 13,989	$ 9,565	$ 67,080	$ 37,140	$ 23,816
Majority owned interest percentage												95.70%	51.00%